                          DELAWARE GROUP INCOME FUNDS

                          Delaware Corporate Bond Fund
                            Delaware Delchester Fund
                      Delaware Extended Duration Bond Fund
                     Delaware High-Yield Opportunities Fund
                         Delaware Strategic Income Fund

                                 (each a "Fund")

                            Supplement to the Funds'
                    Class A, Class B and Class C Prospectus
                            dated September 28, 2001

The Board of Trustees has approved the following changes in sales charges for Class A and Class B share purchases effective November 18, 2002. Please carefully review the changes with your financial advisor when making an investment decision as to which class of shares best suits your investment goals and time frame and whether to make your investment before or after November 18, 2002.

All references in these Prospectuses to the maximum Class A sales charge are replaced with a new maximum sales charge of 4.50%. Additional changes to the Class A sales charge schedule are described below. All references in these Prospectuses to Class B contingent deferred sales charge (CDSC) are replaced with the new Class B contingent deferred sales charge of 4.00% during the first year, 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0.00% thereafter. The maximum amount of Class B shares that you may purchase at any one time will be lowered to $100,000. The Class C CDSC and purchase amount are not affected.

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund only:

The following, which reflects the new sales charges described above, replaces the return and fee tables on page 3 of the Prospectus under "Profile: Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund." The following average annual return table reflects the same time period and data as the table in the current Prospectus, except for the use of the new sales charges:

                             Average annual returns for periods ending 12/31/00

-------------------------------------------------------------------------------
 Delaware Corporate Bond Fund                  1 year    10 years or lifetime**
-------------------------------------------------------------------------------
 Class A return before taxes                    0.51%              0.67%
-------------------------------------------------------------------------------
 Class A return after taxes on distributions   -2.29%             -1.68%
-------------------------------------------------------------------------------
 Class A return after taxes on
 distributions and sale of Fund shares          0.24%             -0.65%
-------------------------------------------------------------------------------
 Class B return before taxes*                   0.66%              1.12%
-------------------------------------------------------------------------------
 Class C return before taxes*                   3.60%              2.02%
-------------------------------------------------------------------------------
 Lehman Brothers U.S. Credit Index
 (reflects no deduction for fees, expenses
 or taxes)                                      9.39%              4.77%
-------------------------------------------------------------------------------
 Delaware Extended Duration Bond Fund          1 year    10 years or lifetime**
-------------------------------------------------------------------------------
 Class A return before taxes                    1.51%             -0.49%
-------------------------------------------------------------------------------
 Class A return after taxes on distributions   -1.41%             -2.90%
-------------------------------------------------------------------------------
 Class A return after taxes on
 distributions and sale of Fund shares          0.84%             -1.61%
-------------------------------------------------------------------------------
 Class B return before taxes*                   1.64%             -0.09%
-------------------------------------------------------------------------------
 Class C return before taxes*                   4.61%              0.85%
-------------------------------------------------------------------------------
 Lehman Brothers Long U.S. Credit Index
 (reflects no deduction for fees, expenses
 or taxes)                                      9.21%              3.12%
-------------------------------------------------------------------------------

                                                                    PS-056
                                                               (J8595) BUR 9/02

The table above shows the Fund's average annual returns over various time periods compared to the performance of the Lehman Brothers U.S. Credit Index. You should remember that unlike the Fund, the Index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns in the table.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Delaware Corporate Bond Fund's Class B would be 4.58% and 2.01% for the one-year and lifetime periods, respectively. Returns for Class C would be 4.59% and 2.02% for the one-year and lifetime periods, respectively. The returns for the Delaware Extended Duration Bond Fund's Class B would be 5.59% and 0.79% for the one-year and lifetime periods, respectively. Returns for Class C would be 5.60% and 0.85% for the one-year and lifetime periods, respectively.
** Lifetime returns are shown if the Fund or Class existed for less than ten years. The Lehman Brothers U.S. Credit Index return shown is for ten years. Index returns for Class B and Class C lifetime periods were 4.77% and 4.77%, respectively. The Lehman Brothers Long U.S. Credit Index return shown is also for ten years. Index returns for Class B and Class C lifetime periods were 3.12% and 3.12%, respectively.

What are the Fund's fees and expenses?

------------------------------------------------------------------------------------------------------------------------------------
Sales charges are                    CLASS                                                                A          B          C
fees paid directly                   -----------------------------------------------------------------------------------------------
from your                            Maximum sales charge (load) imposed on purchases as a
investments when                      percentage of offering price                                    4.50%       none       none
you buy or sell                      -----------------------------------------------------------------------------------------------
shares of the Fund.                  Maximum contingent deferred sales charge (load) as a
                                       percentage of original purchase price or redemption price,
                                       whichever is lower                                              none(1)   4.00%(2)   1.00%(3)
                                     -----------------------------------------------------------------------------------------------
                                     Maximum sales charge (load) imposed on reinvested dividends       none       none       none
                                     -----------------------------------------------------------------------------------------------
                                     Redemption fees                                                   none       none       none
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Annual fund                                                                          Delaware Corporate          Delaware Extended
operating expenses                                                                            Bond Fund         Duration Bond Fund
are deducted from                    CLASS                                         A         B        C        A        B        C
the Fund's assets.                   -----------------------------------------------------------------------------------------------

                                     Management fees                           0.50%     0.50%    0.50%     0.55     0.55    0.55%
                                     -----------------------------------------------------------------------------------------------
                                     Distribution and service
                                      (12b-1) fees                             0.25%(4)  1.00%    1.00%     0.25(4)  1.00    1.00%
                                     -----------------------------------------------------------------------------------------------
                                     Other expenses                            0.45%     0.45%    0.45%     0.46     0.46    0.46%
                                     -----------------------------------------------------------------------------------------------
                                     Total annual fund
                                      operating expenses                       1.20%     1.95%    1.95%     1.26     2.01    2.01%
                                     -----------------------------------------------------------------------------------------------
                                     Fee waivers and payments(5)              (0.40%)   (0.40%)  (0.40%)   (0.46)   (0.46)  (0.46%)
                                     -----------------------------------------------------------------------------------------------
                                     Net Expenses(5)                           0.80%     1.55%    1.55%     0.80     1.55    1.55%
------------------------------------------------------------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(5) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

------------------------------------------------------------------------------------------------------------------------------------
                                         Delaware Corporate Bond Fund                         Delaware Extended Duration Bond Fund
 CLASS(6)         A        B              B            C            C             A        B            B         C              C
                               (if redeemed)             (if redeemed)                       (if redeemed)            (if redeemed)
------------------------------------------------------------------------------------------------------------------------------------
  1 year       $528     $158           $558         $158         $258          $528     $158         $558      $158           $258
------------------------------------------------------------------------------------------------------------------------------------
  3 years      $776     $574           $799         $574         $574          $788     $586         $811      $586           $586
------------------------------------------------------------------------------------------------------------------------------------
  5 years    $1,043   $1,015         $1,165       $1,015       $1,015        $1,068   $1,040       $1,190    $1,040         $1,040
------------------------------------------------------------------------------------------------------------------------------------
 10 years    $1,805   $2,048         $2,048       $2,243       $2,243        $1,865   $2,107       $2,107    $2,301         $2,301
------------------------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will be imposed on redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0.00% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
(4) Payments under the Class A 12b-1 plan may not exceed 0.30% of average daily net assets. However, the Board of Trustees set the 12b-1 plan expenses for the Fund's Class A shares at 0.25%.
(5) The investment manager has contracted to waive fees and pay expenses through September 30, 2002 in order to prevent total operating expenses (excluding any 12b-1 plan expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.55% of average daily net assets.
(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.
(7) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Delaware Delchester Fund only:

The following, which reflects the new sales charges described above, replaces the return and fee tables on page 3 of the Prospectus under "Profile: Delaware Delchester Fund." The following average annual return table reflects the same time period and data as the table in the current Prospectus, except for the use of the new sales charges:

                                                                                  Average annual returns for periods ending 12/31/00
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       10 years or
                                                                                               1 year      5 years      lifetime**
------------------------------------------------------------------------------------------------------------------------------------
 Class A return before taxes                                                                   -24.56%      -1.76%         6.90%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions                                                   -27.79%      -5.56%         2.72%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions and sale of Fund shares                           -14.57%      -2.87%         3.87%
------------------------------------------------------------------------------------------------------------------------------------
 Class B return before taxes*                                                                  -24.45%      -1.78%         0.12%
------------------------------------------------------------------------------------------------------------------------------------
 Class C return before taxes*                                                                  -22.33%      -1.60%        -1.35%
------------------------------------------------------------------------------------------------------------------------------------
 Salomon Smith Barney Cash Pay High-Yield
 (reflects no deduction for fees, expenses, or taxes)                                           -4.42%       4.75%        10.77%
------------------------------------------------------------------------------------------------------------------------------------

The table above shows the Fund's average annual returns over various time periods compared to the performance of the Salomon Smith Barney Cash Pay High-Yield Index. You should remember that unlike the Fund, the Index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns in the table.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Class B would be -21.62%, -1.60% and 0.12% for the one-year, five-year and lifetime periods, respectively. Returns for Class C would be -21.62%, -1.60% and -1.35% for the one-year, five-year and lifetime periods, respectively. Maximum sales charges are included in the Fund returns above.
** Lifetime returns are shown if the Fund or Class existed for less than ten years. The Salomon Smith Barney Cash Pay High-Yield Index return shown is for ten years. Index returns for Class B and Class C lifetime periods were 6.67% and 4.98%, respectively.

What are the Fund's fees and expenses?

------------------------------------------------------------------------------------------------------------------------------------
Sales charges are                          CLASS                                                             A        B         C
fees paid directly                         -----------------------------------------------------------------------------------------
from your                                  Maximum sales charge (load) imposed on purchases as a
investments when                            percentage of offering price                                 4.50%     none      none
you buy or sell                            -----------------------------------------------------------------------------------------
of the Fund.                               Maximum contingent deferred sales charge (load) as a
                                            percentage of original purchase price or redemption price,
                                            whichever is lower                                            none(1) 4.00%(2)  1.00%(3)
                                           -----------------------------------------------------------------------------------------
                                           Maximum sales charge (load) imposed on reinvested dividends    none     none      none
                                           -----------------------------------------------------------------------------------------
                                           Redemption fees                                                none     none      none
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Annual fund                                CLASS                                                             A        B         C
operating expenses                         -----------------------------------------------------------------------------------------
are deducted from                          Management fees                                               0.64%    0.64%     0.64%
the Fund's assets.                         -----------------------------------------------------------------------------------------
                                           Distribution and service (12b-1) fees                         0.27%(4) 1.00%     1.00%
                                           -----------------------------------------------------------------------------------------
                                           Other expenses                                                0.42%    0.42%     0.42%
                                           -----------------------------------------------------------------------------------------
                                           Total annual fund operating expenses                          1.33%    2.06%     2.06%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
This example is intended to help you       CLASS(6)                                  A        B           B          C            C
compare the cost of investing in the                                                               (if                   (if
Fund to the cost of investing in other                                                             redeemed)              redeemed)
mutual funds with similar investment       -----------------------------------------------------------------------------------------
objectives. We show the cumulative          1 year                                $579     $209        $609       $209         $309
amount of Fund expenses on a               -----------------------------------------------------------------------------------------
hypothetical investment of $10,000          3 years                               $852     $646        $871       $646         $646
with an annual 5% return over the          -----------------------------------------------------------------------------------------
time shown.(5) This is an example only,     5 years                             $1,146   $1,108      $1,258     $1,108       $1,108
and does not represent future              -----------------------------------------------------------------------------------------
expenses, which may be greater or          10 years                             $1,979   $2,203      $2,203     $2,390       $2,390
less than those shown here.                -----------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will be imposed on redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0.00% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
(4) The Board of Trustees adopted a formula for calculating 12b-1 plan expenses for the Fund's Class A shares that went into effect on June 1, 1992. Under this formula, 12b-1 plan expenses will not be more than 0.30% or less than 0.10%.
(5) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.
(6) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Delaware High-Yield Opportunities Fund only:

The following, which reflects the new sales charges described above, replaces the return and fee tables on page 5 of the Prospectus under "Profile: Delaware High-Yield Opportunities Fund." The following average annual return table reflects the same time period and data as the table in the current Prospectus, except for the use of the new sales charges:

                             Average annual returns for periods ending 12/31/00

--------------------------------------------------------------------------------
                                                           1 year    Lifetime**
--------------------------------------------------------------------------------
 Class A return before taxes                                -8.68%       3.62%
--------------------------------------------------------------------------------
 Class A return after taxes on distributions               -12.03%      -0.43%
--------------------------------------------------------------------------------
 Class A return after taxes on distributions and sale
 of Fund shares                                             -5.19%       0.97%
--------------------------------------------------------------------------------
 Class B return before taxes*                               -8.32%      -1.95%
--------------------------------------------------------------------------------
 Class C return before taxes*                               -5.70%      -1.35%
--------------------------------------------------------------------------------
 Salomon Smith Barney Cash Pay High-Yield Index
 (reflects no deduction for fees, expenses or taxes)        -4.42%       3.41%
--------------------------------------------------------------------------------


The table above shows the Fund's average annual returns over various time periods compared to the performance of the Salomon Smith Barney Cash Pay High-Yield Index. You should remember that unlike the Fund, the Index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns in the table.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Class B would be -4.83% and -1.34% for the one-year and lifetime periods, respectively. Returns for Class C would be -4.83% and -1.35% for the one-year and lifetime periods, respectively. Maximum sales charges are included in the Fund returns above.
** Lifetime returns are shown if the Fund or Class existed for less than ten years. The Salomon Smith Barney Cash Pay High-Yield Index return shown is for ten years. Index returns for Class B and Class C lifetime periods were -0.76% and -0.76%, respectively.

What are the Fund's fees and expenses?

------------------------------------------------------------------------------------------------------------------------------------
Sales charges are                       CLASS                                                               A         B         C
fees paid directly                      --------------------------------------------------------------------------------------------
from your                               Maximum sales charge (load) imposed on purchases as a
investments when                          percentage of offering price                                  4.50%      none      none
you buy or sell                         --------------------------------------------------------------------------------------------
shares of the Fund.                     Maximum contingent deferred sales charge (load) as a
                                         percentage of original purchase price or redemption
                                         price, whichever is lower                                       none(1)  4.00%(2)  1.00%(3)
                                        --------------------------------------------------------------------------------------------
                                        Maximum sales charge (load) imposed on reinvested dividends      none      none      none
                                        --------------------------------------------------------------------------------------------
                                        Redemption fees                                                  none      none      none
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Annual fund                             CLASS                                                               A         B         C
operating expenses                      --------------------------------------------------------------------------------------------
are deducted from                       Management fees                                                 0.65%     0.65%     0.65%
the Fund's assets.                      --------------------------------------------------------------------------------------------
                                        Distribution and service (12b-1) fees                           0.30%(4)  1.00%     1.00%
                                        --------------------------------------------------------------------------------------------
                                        Other expenses                                                  0.45%     0.45%     0.45%
                                        --------------------------------------------------------------------------------------------
                                        Total annual fund operating expenses                            1.40%     2.10%     2.10%
                                        --------------------------------------------------------------------------------------------
                                        Fee waivers and payments(5)                                     0.27%     0.27%     0.27%
                                        --------------------------------------------------------------------------------------------
                                        Net Expenses(5)                                                 1.83%     1.83%     1.83%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
This example is intended to help        CLASS(6)                                  A        B           B          C           C
you compare the cost of investing                                                               (if                     (if
in the Fund to the cost of investing                                                            redeemed)               redeemed)
in other mutual funds with similar      --------------------------------------------------------------------------------------------
investment objectives. We show           1 year                                $560     $186        $586       $186        $286
the cumulative amount of Fund           --------------------------------------------------------------------------------------------
expenses on a hypothetical               3 years                               $848     $632        $857       $632        $632
investment of $10,000 with an           --------------------------------------------------------------------------------------------
annual 5% return over the time           5 years                             $1,157   $1,104      $1,254     $1,104      $1,104
shown.(5) This is an example only,      --------------------------------------------------------------------------------------------
and does not represent future           10 years                             $2,032   $2,231      $2,231     $2,410      $2,410
expenses, which may be greater or       --------------------------------------------------------------------------------------------
less than those shown here.
------------------------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will be imposed on redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0.00% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
(5) The investment manager has contracted to waive fees and pay expenses through September 30, 2002 in order to prevent total operating expenses (excluding any 12b-1 plan expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.83% of average daily net assets.

(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.
(7) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Delaware Strategic Income Fund only:
The following, which reflects the new sales charges described above, replaces the return and fee tables on page 3 of the Prospectus under "Profile: Delaware Strategic Fund." The following average annual return table reflects the same time period and data as the table in the current Prospectus, except for the use of the new sales charges:

                             Average annual returns for periods ending 12/31/00

--------------------------------------------------------------------------------
                                               1 year    10 years or lifetime**
--------------------------------------------------------------------------------
 Class A return before taxes                   -7.39%             1.08%
--------------------------------------------------------------------------------
 Class A return after taxes on
 distributions                                -10.73%            -2.46%
--------------------------------------------------------------------------------
 Class A return after taxes on
 distributions and sale of Fund shares         -4.47%            -0.81%
--------------------------------------------------------------------------------
 Class B return before taxes*                  -7.28%             1.20%
--------------------------------------------------------------------------------
 Class C return before taxes*                  -4.63%             1.45%
--------------------------------------------------------------------------------
 Lehman Brothers Aggregate Bond Index
 (reflects no deduction for fees, expenses
 or taxes)                                     11.63%             7.76%
--------------------------------------------------------------------------------

The table above shows the Fund's average annual returns over various time periods compared to the performance of the Lehman Brothers Aggregate Bond Index. You should remember that unlike the Fund, the Index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns in the table.
After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Class B would be -3.74% and -3.75% for the one-year and lifetime periods. Returns for Class C would be 1.46% and 1.45% for the one-year and lifetime periods, respectively.
** Lifetime returns are shown if the Fund or Class existed for less than ten years. The Lehman Brothers Aggregate Bond Index return shown is for ten years.

What are the Fund's fees and expenses?

------------------------------------------------------------------------------------------------------------------------------------
Sales charges are                       CLASS                                                               A         B         C
fees paid directly                      --------------------------------------------------------------------------------------------
from your                               Maximum sales charge (load) imposed on purchases as a
investments when                         percentage of offering price                                   4.50%      none      none
you buy or sell                         --------------------------------------------------------------------------------------------
shares of the Fund.                     Maximum contingent deferred sales charge (load) as a
                                         percentage of original purchase price or redemption price,
                                         whichever is lower                                              none(1)  4.00%(2)  1.00%(3)
                                        --------------------------------------------------------------------------------------------
                                        Maximum sales charge (load) imposed on reinvested dividends      none      none      none
                                        --------------------------------------------------------------------------------------------
                                        Redemption fees                                                  none      none      none
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Annual fund                             CLASS                                                               A         B         C
operating expenses                      --------------------------------------------------------------------------------------------
are deducted from                       Management fees                                                 0.65%     0.65%     0.65%
the Fund's assets.                      --------------------------------------------------------------------------------------------
                                        Distribution and service (12b-1) fees                           0.25%(4)  1.00%     1.00%
                                        --------------------------------------------------------------------------------------------
                                        Other expenses                                                  1.09%     1.09%     1.09%
                                        --------------------------------------------------------------------------------------------
                                        Total annual fund operating expenses                            1.99%     2.74%     2.74%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
This example is intended to help         CLASS(6)                            A           B           B           C             C
you compare the cost of investing                                                              (if                     (if
in the Fund to the cost of investing                                                          redeemed)                 redeemed)
in other mutual funds with similar       -------------------------------------------------------------------------------------------
investment objectives. We show           1 year                           $643        $277        $677        $277          $377
the cumulative amount of Fund            -------------------------------------------------------------------------------------------
expenses on a hypothetical               3 years                        $1,046        $850      $1,075        $850          $850
investment of $10,000 with an            -------------------------------------------------------------------------------------------
annual 5% return over the time           5 years                        $1,474      $1,450      $1,600      $1,450        $1,450
shown.(5) This is an example only,       -------------------------------------------------------------------------------------------
and does not represent future            10 years                       $2,662      $2,891      $2,891      $3,070        $3,070
expenses, which may be greater or        -------------------------------------------------------------------------------------------
less than those shown here.
------------------------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will be imposed on redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0.00% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
(4) The Board of Trustees set the 12b-1 plan expenses for the Fund's Class A shares at 0.25%. Expenses under the 12b-1 plan will not be more than 0.30%.
(5) The investment manager has contracted to waive fees and pay expenses through March 31, 2002 in order to prevent total operating expenses (excluding any 12b-1 plan expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.75% of average daily net assets.

------------------------------------------------------------------------------------------------------------------------------------
Fund operating expenses                    CLASS                                                             A          B       C
including voluntary expense                -----------------------------------------------------------------------------------------
caps in place through                      Management fees                                               0.00%      0.00%   0.00%
March 31, 2002                             -----------------------------------------------------------------------------------------
                                           Distribution and service (12b-1) fees                         0.25%(4)   1.00%   1.00%
                                           -----------------------------------------------------------------------------------------
                                           Other expenses                                                0.75%      0.75%   0.75%
                                           -----------------------------------------------------------------------------------------
                                           Total operating expenses                                      1.00%      1.75%   1.75%
------------------------------------------------------------------------------------------------------------------------------------

(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.
(7) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Delaware Corporate Bond Fund, Delaware Delchester Fund, Delaware Extended Duration Bond Fund, Delaware High-Yield Opportunities Fund and Delaware Strategic Income Fund:

The following information replaces the first bullet and the table under "Choosing a share Class - Class A" on page 10 of the Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund Prospectus, page 14 of the Delaware Delchester Fund and Delaware High-Yield Opportunities Fund Prospectus and page 13 of the Delaware Strategic Income Fund Prospectus, respectively:

Class A

o Class A shares have an up-front sales charge of up to 4.50% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

Class A sales charges

------------------------------------------------------------------------------------------------------------------------------------
              Amount of                                      Sales charge as % of    Sales charge as %     Dealer's commission as %
              purchase                                          offering price       of amount invested        of offering price
------------------------------------------------------------------------------------------------------------------------------------
 Less than $100,000                                                  4.50%                 4.71%                      4.00%
------------------------------------------------------------------------------------------------------------------------------------
 $100,000 but under $250,000                                         3.50%                 3.63%                      3.00%
------------------------------------------------------------------------------------------------------------------------------------
 $250,000 but under $500,000                                         2.50%                 2.56%                      2.00%
------------------------------------------------------------------------------------------------------------------------------------
 $500,000 but under $1,000,000                                       2.00%                 2.04%                      1.60%
------------------------------------------------------------------------------------------------------------------------------------

As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial adviser is paid a commission on your purchase, you will have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year after your purchase and 0.50% if you redeem them within the second year, unless a specific waiver of the charge applies.

------------------------------------------------------------------------------------------------------------------------------------
              Amount of                                      Sales charge as % of    Sales charge as %     Dealer's commission as %
              purchase                                         offering price        of amount invested          of offering price
------------------------------------------------------------------------------------------------------------------------------------
 $1 million up to $5 million                                         none                   none                      1.00%
------------------------------------------------------------------------------------------------------------------------------------
 Next $20 million
  Up to $25 million                                                  none                   none                      0.50%
------------------------------------------------------------------------------------------------------------------------------------
 Amount over $25 million                                             none                   none                      0.25%
------------------------------------------------------------------------------------------------------------------------------------

The following information replaces the second bullet and the last bullet, respectively, under "Choosing a share Class - Class B" on page 11 of the Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund Prospectus, Page 15 of the Delaware Delchester Fund and Delaware High-Yield Opportunities Fund Prospectus and page 14 of the Delaware Strategic Income Fund
Prospectus:

Class B

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 4.00%. The contingent deferred sales charge is 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1% during the sixth year, and 0% thereafter.

o You may purchase up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.



The date of this Supplement is September 16, 2002.